UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND

Semi-Annual Report **January 31, 2013**

Investment Adviser:

GRT Capital Partners, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
(Unaudited)

SHAREHOLDERS’ LETTER

January 31, 2013

Dear Shareholders:

This semi-annual report for the GRT Value Fund (the “Fund”), covers the period from August 1, 2012 through January 31, 2013. During the past six months, the Fund’s value rose 15.44% compared to an increase of 15.51% for the Russell 2000 Index.

Speculation roared back early in 2012. The Federal Reserve and the European Central Bank flooded the markets with liquidity keeping interest rates artificially low. That liquidity supported speculation pushing already highly-valued stocks even higher. This surge had a significant impact on the fund early in the year. We used our best efforts to maintain the overall quality of our book during that time period, and feel that our efforts are starting to be rewarded.

During the first part of this period, the yield-seeking, bond-grabbing masses continued the flight from equities for the perceived safety of bonds. This had a negative impact on the prices of equities in our portfolio — but not on our view of the valuation of those same equities.

In the end, we cannot control the actions of other market participants in setting prices, but we do control what we add to our portfolio and the timing of those trades. We believe we remain well positioned for when market returns reflect a focus on valuation once again.

GRT Value Fund

Rudy Kluiber, CFA

Greg Fraser, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
(Unaudited)

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Index

The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

SECTOR WEIGHTINGS†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 86.0%

	Shares	Value
CONSUMER DISCRETIONARY — 2.9%
Aeropostale*	7,667	$103,734
BorgWarner*	1,805	133,895
Bridgepoint Education*	12,216	128,879
Carter’s*	5,348	322,110
Express*	20,301	373,132
Group 1 Automotive	16,390	1,110,259
Mohawk Industries*	810	82,345
Sonic Automotive, Cl A	27,240	661,115
TRI Pointe Homes*	242	4,610
Xueda Education Group ADR	43,312	127,337

		3,047,416

CONSUMER STAPLES — 2.3%
CVS/Caremark	12,670	648,704
Darling International*	20,560	346,847
Herbalife	32,478	1,179,601
Nature’s Sunshine Products	10,392	149,853

		2,325,005

ENERGY — 7.1%
Alpha Natural Resources*	19,805	175,472
Atlas Pipeline Partners LP (B)	53,530	1,848,926
Capital Product Partners LP (B)	13,494	111,191
CARBO Ceramics	20,060	1,607,006
CONSOL Energy	19,591	613,982
Crosstex Energy	17,600	297,440
CVR Refining LP* (B)	1,000	28,440
Dresser-Rand Group*	519	31,685
EXCO Resources	10,729	68,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Noble	18,800	$761,400
SandRidge Mississippian Trust II LP (B)	27,000	510,570
SemGroup, Cl A*	13,460	580,934
Tesco*	24,866	300,630
USA Compression Partners LP* (B)	25,500	451,860

		7,388,309

FINANCIALS — 9.9%
Ares Commercial Real Estate	16,627	287,647
Berkshire Hathaway, Cl B*	7,920	767,685
CYS Investments	84,683	1,100,879
Ezcorp, Cl A*	24,125	535,575
Federated Investors, Cl B	64,020	1,514,713
Fidelity National Financial, Cl A	8,018	201,252
First American Financial	16,394	391,653
KBW	40,706	646,004
Maiden Holdings	8,418	85,611
McGraw-Hill	2,510	144,375
MFA Financial	76,010	683,330
New York Community Bancorp	35,000	467,250
Piper Jaffray*	26,064	1,009,459
Safeguard Scientifics*	74,043	1,143,224
STAG Industrial	13,171	259,732
TD Ameritrade Holding	31,568	612,104
Willis Group Holdings	13,430	479,585

		10,330,078

HEALTH CARE — 8.5%
AMN Healthcare Services*	64,258	780,735
Centene*	6,500	280,540
Charles River Laboratories International*	6,320	261,143
Community Health Systems	3,547	135,956
DaVita*	11,681	1,348,104
Hospira*	28,247	963,788
Merit Medical Systems*	19,332	268,135
Natus Medical*	105,649	1,301,595
PSS World Medical*	12,404	358,848
Questcor Pharmaceuticals	22,294	568,051
Rochester Medical*	64,532	753,734
Thermo Fisher Scientific	1,587	114,486
Trinity Biotech ADR	86,163	1,389,809

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Xstelos Holdings	30,000	$48,600
Zimmer Holdings	3,330	248,418

		8,821,942

INDUSTRIALS — 22.3%
Actuant, Cl A	17,350	511,478
Alliant Techsystems	3,558	230,274
Allied Defense Group* (A)	38,762	122,100
American Railcar Industries	11,726	461,301
ARC Document Solutions*	55,995	133,828
ATS Automation Tooling Systems*	35,057	336,547
Avis Budget Group*	19,841	427,177
Blount International*	85,888	1,464,390
CIRCOR International	5,819	241,489
Colfax*	21,843	974,416
Copart*	49,638	1,782,500
CPI Aerostructures*	57,928	653,428
Diana Containerships	10,000	69,600
Douglas Dynamics	8,212	108,234
Dycom Industries*	15,531	325,840
Esterline Technologies*	22,860	1,517,675
Gardner Denver	34,435	2,423,191
General Cable*	19,720	662,987
Harsco	25,034	638,117
Huron Consulting Group*	15,468	527,459
II-VI*	21,349	363,360
Interface, Cl A	43,496	729,863
ITT	13,500	346,680
Joy Global	15,380	971,555
KAR Auction Services	65,121	1,389,031
Kennametal	4,509	184,914
KHD Humboldt Wedag International	23,049	141,895
Luxfer Holdings ADR	5,586	72,227
Manitowoc	5,770	101,552
MFC Industrial	19,662	192,688
Mine Safety Appliances	8,440	390,097
Mistras Group*	6,210	136,744
Oshkosh*	3,616	141,675
Republic Airways Holdings*	28,757	241,271
Rockwell Collins	4,920	289,690
Spirit Aerosystems Holdings, Cl A*	31,171	496,866
Tennant	9,035	415,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Titan International	15,859	$385,215
Titan Machinery*	6,327	182,913
Twin Disc	52,499	1,203,802
WABCO Holdings*	10,960	686,754
Xylem	18,469	515,839

		23,192,633

INFORMATION TECHNOLOGY — 16.3%
Advanced Energy Industries*	75,055	1,152,094
ATMI*	14,220	290,230
Benchmark Electronics*	19,520	342,771
Brocade Communications Systems*	40,259	230,282
Brooks Automation	103,884	972,354
China Techfaith Wireless Communication Technology ADR*	3,119	3,649
ChipMOS TECHNOLOGIES Bermuda	48,447	527,103
Cogo Group*	400,848	954,018
Fidelity National Information Services	9,707	360,227
GSI Technology*	71,896	478,108
Integrated Device Technology*	68,480	495,110
Integrated Silicon Solution*	79,966	749,282
Intevac*	129,749	546,243
IPG Photonics	12,136	794,666
Magnachip Semiconductor*	82,677	1,324,486
Measurement Specialties	14,459	510,403
Newport*	4,507	64,991
ON Semiconductor*	55,081	432,386
PLX Technology*	1,592	7,419
Polycom*	52,335	577,255
Richardson Electronics	66,677	808,125
Seagate Technology	39,541	1,343,603
SPS Commerce*	12,627	491,317
TechTarget*	100,254	509,290
Ultra Clean Holdings*	316,208	1,773,927
Vishay Precision Group*	53,522	705,955
Western Union	39,972	568,801

		17,014,095

MATERIALS — 16.7%
Agnico-Eagle Mines	39,229	1,797,865
Agrium	970	110,085
Alamos Gold	13,210	201,882
Allegheny Technologies	30,027	950,355

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Ashland	8,320	$653,203
AuRico Gold*	18,110	127,675
Celanese, Cl A	10,862	509,211
Eastman Chemical	3,570	254,005
GSE Holding*	35,598	247,762
Huntsman	12,469	219,828
Lake Shore Gold*	9,020	7,757
MAG Silver*	91,444	1,018,686
Material Sciences*	92,534	914,236
Materion	39,229	1,055,260
Methanex	22,443	804,694
Neenah Paper	35,617	1,101,990
Olin	13,960	324,710
Omnova Solutions*	105,921	866,434
Q2 Gold Resources (A)*	15,766	—
Reliance Steel & Aluminum	2,630	170,214
Schnitzer Steel Industries, Cl A	35,970	1,046,008
SEMAFO	103,820	292,201
Silgan Holdings	51,052	2,190,131
SunCoke Energy Partners LP (B)*	9,200	182,804
Tronox, Cl A*	115,318	2,185,276
Universal Stainless & Alloy*	4,860	173,648

		17,405,920

TOTAL COMMON STOCK (Cost $64,377,598)		89,525,398

REGISTERED INVESTMENT COMPANIES — 1.2%

CLOSED-END FUNDS — 1.2%
BlackRock Floating Rate Income Strategies Fund	15,370	242,538
Eaton Vance Senior Floating-Rate Trust	21,080	352,036
Nuveen Credit Strategies Income Fund	67,442	683,862

TOTAL CLOSED-END FUNDS (Cost $1,154,059)		1,278,436

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

CONVERTIBLE BONDS — 0.1%

	Face Amount/ Shares	Value
HEALTH CARE — 0.1%
KV Pharmaceutical
2.500%, 05/16/33 (D)	$345,000	$66,412

INDUSTRIALS — 0.0%
Wabash National
3.375%, 05/01/18	50,000	60,063

TOTAL CONVERTIBLE BONDS (Cost $281,343)		126,475

SHORT-TERM INVESTMENT — 12.8%

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.120% (C) (Cost $13,372,157)	13,372,157	13,372,157

TOTAL INVESTMENTS — 100.1% (Cost $79,185,157)		$104,302,466

Percentages are based on Net Assets of $104,246,407.

*	Non-income producing security.
(A)	The security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees due to the company’s pending dissolution. The total value of the security as of January 31, 2013 was $122,100 and represented 0.1% of net assets.
(B)	Securities considered a Master Limited Partnership. The total value of such securities as of January 31, 2013 was $3,133,791 or 3.0% of net assets.
(C)	The rate shown is the 7-day effective yield as of January 31, 2013.
(D)	Security is in default on interest payments.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$89,403,298	$—	$122,100	$89,525,398
Registered Investment Companies	1,278,436	—	—	1,278,436
Convertible Bonds	—	126,475	—	126,475
Short-Term Investment	13,372,157	—	—	13,372,157

Total Investments in Securities	$104,053,891	$126,475	$122,100	$104,302,466

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the six months ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $79,185,157)	$104,302,466
Foreign Currency (Cost $7)	7
Receivable for Capital Shares Sold	267,131
Receivable for Investment Securities Sold	66,357
Receivable from Adviser	30,232
Dividends and Interest Receivable	27,354
Prepaid Expenses	10,574

Total Assets	104,704,121

Liabilities:
Payable for Capital Shares Redeemed	275,800
Payable due to Adviser	84,502
Payable due to Distributor	21,404
Payable due to Administrator	14,510
Payable due to Trustees	4,592
Payable for Investment Securities Purchased	4,114
Chief Compliance Officer Fees Payable	3,411
Other Accrued Expenses	49,381

Total Liabilities	457,714

Net Assets	$104,246,407

Net Assets Consist of:
Paid-in-Capital	$80,317,617
Distributions in Excess of Net Investment Income	(314,032)
Accumulated Net Realized Loss on Investments	(874,487)
Net Unrealized Appreciation on Investments	25,117,309

Net Assets	$104,246,407

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($104,246,407 ÷ 7,991,582)	$13 .04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
FOR THE SIX MONTHS
ENDED JANUARY 31, 2013
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$985,425
Interest Income	4,451
Less: Foreign Taxes Withheld	(4,924)

Total Investment Income	984,952

Expenses
Investment Advisory Fees	474,495
Distribution Fees	124,867
Administration Fees	85,651
Trustees’ Fees	10,377
Chief Compliance Officer Fees	4,497
Transfer Agent Fees	57,484
Printing Fees	18,280
Legal Fees	16,740
Registration Fees	14,853
Audit Fees	10,962
Custodian Fees	2,675
Insurance and Other Expenses	8,832

Total Expenses	829,713
Less: Waiver of Investment Advisory Fees	(180,294)
Fees Paid Indirectly	(100)

Net Expenses	649,319

Net Investment Income	335,633

Net Realized Gain (Loss) on:
Investments	2,087,464
Foreign Currency Transactions	(12)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,075,031

Net Realized and Unrealized Gain on Investments	14,162,483

Net Increase in Net Assets Resulting from Operations	$14,498,116

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations:
Net Investment Income (Loss)	$335,633	$(209,381)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,087,452	(2,845,878)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	12,075,031	(1,935,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,498,116	(4,990,435)

Dividends and Distributions:
Net Investment Income	(300,347)	(316,461)
Net Realized Gain	—	(2,493,434)

Total Dividends and Distributions	(300,347)	(2,809,895)

Capital Share Transactions:
Issued	16,035,740	47,666,076
Reinvestment of Distributions	261,830	2,403,497
Redemption Fees	868	15,884
Redeemed	(21,421,112)	(53,536,106)

Net Decrease from Capital Share Transactions	(5,122,674)	(3,450,649)

Total Increase (Decrease) in Net Assets	9,075,095	(11,250,979)

Net Assets:
Beginning of Period	95,171,312	106,422,291

End of Period (including distributions in excess of net investment income of $(314,032) and $(349,318), respectively)	$104,246,407	$95,171,312

Share Transactions:
Issued	1,328,914	4,218,880
Reinvestment of Distributions	21,585	225,310
Redeemed	(1,756,401)	(4,615,324)

Net Decrease in Shares Outstanding from Share Transactions	(405,902)	(171,134)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009	Period Ended July 31, 2008*
Net Asset Value,
Beginning of Period	$11.33		$12.42	$9.73	$7.94	$9.62	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	0.04		(0.02)	0.02	0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	1.71		(0.77)	2.72	1.78	(1.68)	(0.38)

Total from Investment Operations .	1.75		(0.79)	2.74	1.80	(1.67)	(0.37)

Redemption fees	—	††	— ††	— ††	— ††	—	—

Dividends and Distributions from:
Net Investment Income	(0.04)		(0.03)	(0.05)	(0.01)	(0.01)	(0.01)

Net Realized Gain	—		(0.27)	—	—	—	—

Total Dividends and Distributions	(0.04)		(0.30)	(0.05)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$13.04		$11.33	$12.42	$9.73	$7.94	$9.62

Total Return†	15.44%		(6.20)%	28.13%	22.64%	(17.35)%	(3.67)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$104,246		$95,171	$106,422	$54,482	$1,675	$1,732
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.30	%**	1.30%	1.30%	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.66	%**	1.71%	1.66%	2.48%	22.95%	28.03	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.67	%**	(0.21)%	0.21%	0.23%	0.14%	0.46	%**
Portfolio Turnover Rate	17	%***	66%	44%	36%	95%	4	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the year. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Amount represents less than $0.01.
*	Commenced operations on May 1, 2008.
**	Annualized.
***	Not annualized.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 35 funds. The financial statements herein are those of the GRT Value Fund, a diversified fund (the “Fund”). The financial statements of the remaining funds within the Trust are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2013, the total market value of securities in the Fund valued in accordance with Fair Value Procedures was $122,100 or 0.1% of net assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2013, there have been no significant changes to the Trust’s fair value methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period six months January 31, 2013, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, and includes the amortization of premiums and the accretion of discounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six months ended January 31, 2013 and the year ended July 31, 2012, the Fund retained $868 and $15,884 in redemption fees, respectively.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds based on relative net assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the “Plan”) that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2013, the Fund earned $100 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

the difference between the “Total Annual Fund Operating Expenses” and 1.30% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2013, fees which were previously waived and reimbursed by the Adviser which may be subject possible future reimbursement to the Adviser were $259,148, expiring in 2014, $329,251, expiring in 2015, and $396,503, expiring in 2016. As of January 31, 2013 there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $14,483,127 and $21,603,162, respectively, for the six months ended January 31, 2013. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2012	$316,245	$2,493,650	$2,809,895
2011	299,890	—	299,890

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

As of July 31, 2012, the components of Distributable Earnings on a tax basis were as follows:

Post October Capital Losses	$(2,609,690)
Unrealized Appreciation/(Depreciation)	12,340,714
Other Temporary Differences	(3)

Total	$9,731,021

Post-October losses represents losses realized on investment transactions from November 1, 2011 through January 31, 2013, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2013 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$79,185,157	$26,223,115	$(1,105,806)	$25,117,309

8.	Other:

At January 31, 2013, 40% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	Line of Credit:

The Fund has entered into an agreement which enables it to participate in a line of credit with the Custodian. The Fund participates in a $6 million uncommitted, senior secured line of credit, which has an expiration date of January 31, 2014. The proceeds from the borrowings shall be used to provide temporary liquidity to the Fund as necessary in order to meet redemption needs. Interest is charged to the Fund based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then-current prime-lending rate. As of and during the six months ended January 31, 2013, the Fund did not use its line of credit.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

10. Recent Accounting Pronouncement:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

11. Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/12	Ending Account Value 01/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,154.40	1.30%	$7.06
Hypothetical 5% Return	1,000.00	1,018.60	1.30	6.61

*Expenses	are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on August 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, personnel, ownership structure, approach to risk management, best execution, use of soft dollars and business plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Continued) (Unaudited)

In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement for the Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services currently provided by the Adviser to the Fund, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided or to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and explaining expectations and strategies for the future. The Board noted that although the Fund underperformed its benchmark index over recent periods of time, the Fund’s long-term performance was generally favorable to that of its benchmark index and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded) (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund and noted that the Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund. In addition, the Board considered whether economies of scale were realized for the Fund during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

GRT Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP 2005 Market Street, Suite 700 Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-001-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 5, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2013